Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Consideration receivable net of subsidy payable			£ 106
Net assets disposed:
Goodwill			(4)
Intangible assets			(1)
Property, plant and equipment			(44)
Inventory			(7)
Cash and cash equivalents			(12)
Other net assets			(4)
Net assets sold			(72)
Transaction costs			(27)
Reclassification of exchange from other comprehensive income	£ 25	£ (36)	75
NonControlling Interest Divested			16
Profit on sale of disposal total			98
Transaction signed but not yet completed - gain on embedded derivative			143
Transaction signed but not yet completed - transaction costs			(40)
Total profit on disposal		£ 2,795	£ 201